Commitments and Contingencies (Tables)	12 Months Ended
Jan. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases

Future minimum lease payments required under operating leases at January 31, 2020 are as follows:

Fiscal Year Ending January 31,
2021	$6,068
2022	4,523
2023	3,815
2024	3,245
2025	1,276
Thereafter	3,798

$22,725